Note 6. Schedule of Stock Options, Valuation Assumptions (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	131.00%	157.00%
Weighted-average risk-free interest rate	0.98%	1.81%
Weighted-average expected life of options (in years)	5 years 5 months	5 years 4 months